INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
INTERIM FINANCIAL STATEMENTS

(1) INTERIM FINANCIAL STATEMENTS

The unaudited condensed consolidated financial statements for the interim periods presented herein have been prepared in conformity with United States generally accepted accounting principles and, in the opinion of management, include all adjustments (consisting only of normal recurring adjustments) necessary for a fair presentation of the unaudited condensed consolidated financial statements at the dates and for the periods indicated as required by Rule 10-01 of Regulation S-X of the Securities and Exchange Commission (SEC). Results of operations for interim periods are not necessarily indicative of results of operations for the respective full years. These unaudited condensed consolidated financial statements should be read in conjunction with Tidewater’s consolidated financial statements for the nine month transition period ended December 31, 2017 and notes thereto included in this joint proxy statement/prospectus.

The unaudited condensed consolidated financial statements include the accounts of the company and its subsidiaries. Intercompany balances and transactions are eliminated in consolidation. The company uses the equity method to account for equity investments over which the company exercises significant influence but does not exercise control and is not the primary beneficiary. Unless otherwise specified, all per share information included in this document is on a diluted earnings per share basis.

Reorganization and Fresh Start Accounting

References to “Successor” or “Successor Company” relate to the financial position and results of operations of the reorganized company subsequent to July 31, 2017. References to “Predecessor” or “Predecessor Company” relate to the financial position and results of operations of the company through July 31, 2017.

On July 31, 2017, the company and certain of its subsidiaries that had been named as additional debtors in the Chapter 11 proceedings emerged from bankruptcy after successfully completing its reorganization pursuant to the Second Amended Joint Prepackaged Chapter 11 Plan of Reorganization of the company and its Affiliated Debtors (the “Plan”). Upon the company’s emergence from Chapter 11 bankruptcy, the company qualified for and adopted fresh-start accounting in accordance with the provisions set forth in ASC 852, which requires the company to present its assets, liabilities, and equity as if it were a new entity upon emergence from bankruptcy. The implementation of the Plan and the application of fresh-start accounting materially changed the carrying amounts and classifications reported in the company’s consolidated financial statements and resulted in the company becoming a new entity for financial reporting purposes. As a result of the application of fresh-start accounting and the effects of the implementation of the Plan, the financial statements after July 31, 2017 are not comparable with the financial statements prior to July 31, 2017. Therefore, “black-line” financial statements are presented to distinguish between the Predecessor and Successor companies.